Note 7 - Balance Sheet Disclosure - Provisions and Contingent Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Statement Line Items [Line Items]
Other provisions, balance	€ 118		€ 65
Other provisions, Usage	(118)		(65)
Other provisions, reversals	397		118
Other provisions, Additions	0		0
Other provisions, balance	397		118
Personnel provisions, balance	341		0
Personnel provisions, Usage	0		0
Personnel provisions, reversals	41		341
Personnel provisions, additions	(382)		0
Personnel provisions, balance	0		341
Parental guarantee provision, balance	0
Parental guarantee provision, Usage	0
Parental guarantee provision, reversals	52,232
Parental guarantee provision, additions	0
Parental guarantee provision, balance	52,232		0
Financial statements, Balance at Jan 1	2,017		2,137
Financial statements, Usage	(2,017)		(2,137)
Financial statements, Reversals	1,231		2,017
Financial statements, Additions	0		0
Financial statements, balance	1,231		2,017
Balance at Jan 1	2,476	[1]	2,202
Usage	(2,135)		(2,202)
Reversals	53,901		2,476
Additions	(382)		0
Balance at Dec 31	€ 53,860		€ 2,476	[1]

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.